Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent events

14	Subsequent Events

The Company has evaluated all events and transactions that occurred after September 30, 2024 through the filing of this Quarterly Report on Form 10-Q and determined that there have been no events that have occurred that would require adjustment to disclosures in the unaudited interim condensed consolidated financial statements.

InFint Acquisition Corporation [Member]
Subsequent events

NOTE 9. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On January 19, 2024, the Company received a notification (the “Notice”) from the NYSE informing the Company that, because the number of public shareholders is less than 300, the Company is not in compliance with Section 802.01B of the NYSE Listed Company Manual (the “Listing Rule”). The Listing Rule requires the Company to maintain a minimum of 300 public stockholders on a continuous basis. The Notice specifies that the Company has 45 days to submit a business plan that demonstrates how the Company expects to return to compliance with the Listing Rule within 18 months of receipt of the Notice.

On March 4, 2024, the Company submitted such a business plan to demonstrate how the Company expects to return to compliance with the Listing Rule within 18 months of receipt of the Notice. The plan is currently under review by the staff of NYSE Regulation. If NYSE Regulation accepts the plan, the Company will be notified in writing and will be subject to periodic reviews including quarterly monitoring for compliance with such plan. If NYSE Regulation does not accept the plan, the Company will be subject to delisting procedures. The Company expects that upon completion of an initial business combination it will have at least 300 public shareholders. The Notice has no immediate impact on the Company’s Class A ordinary shares, and provided the NYSE approves the plan, the Company’s Class A ordinary shares are expected to continue to be listed and traded on the NYSE during the 18-month period, subject to the Company’s compliance with other NYSE listing standards and periodic review by the NYSE of the Company’s progress under the plan.

On February 16, 2024, at the Extraordinary General Meeting of the Company, the shareholders of the Company approved a special resolution to amend the Charter to extend the date that the Company has to consummate a business combination from February 23, 2024 to the Third Extended Date.

In connection with the votes to approve the Third Extension, the holders of 2,661,404 Class A ordinary shares of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.36 per share, for an aggregate redemption amount of approximately $30.26 million, leaving approximately $53.97 million in the trust account.

On March 6, 2024, the Company issued the Note in the principal amount of up to $500,000 to Seamless, which may be drawn down from time to time prior to the Maturity Date upon request by the Company. The Note does not bear interest and the principal balance will be payable on the Maturity Date. The Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. As previously disclosed, the Company, Seamless and FINTECH Merger Sub Corp., a Cayman Islands exempted company and a wholly owned subsidiary of the Company, are parties to the business combination agreement dated August 3, 2022, as amended.